Shareowners' Equity (Redeemable Noncontrolling Interest) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest balance at January 1	$ 98	$ 178	$ 214
Net earnings	(46)	(71)	(14)
Dividends	(11)	(12)	(14)
Dispositions	1	0	0
Redemption value adjustment	(25)	(2)	(1)
Other(a)	2,905	1	(8)
Redeemable noncontrolling interest ending balance at December 31	2,972	$ 98	$ 178
Acquisition Alstom
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest in joint venture	$ 2,900